UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 14th 2007

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1Form 13F
Information Table Entry Total: 65Form 13F
Information Table Value Total: 473,426 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE

	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE
SHARES / PRN AMT	SHARES/	PUT / CALL	INVESTMENT
OTHER	VOTING
				(x $1000)
PRN		DISCRETN	MANAGERS	SOLE

	ABBOTT LABORATORIES      	COM	002824100
" 1,440 "	" 25,800 "	SH		SOLE	01
" 25,800 "
	ALTRIA GROUP INC         	COM	02209S103
 264 	" 4,000 "	SH		SOLE	01	" 4,000 "
	AMERICA MOVIL SAB        	COM	02364W105
 349 	" 7,300 "	SH		SOLE	01	" 7,300 "
	AMERICAN INT GROUP       	COM	026874107	"
3,327 "	" 49,500 "	SH		SOLE	01	" 49,500 "
	APACHE CORP              	COM	037411105
 311 	" 4,400 "	SH		SOLE	01	" 4,400 "
	AQUANTIVE INC            	COM	03839G105
 419 	" 15,000 "	SH		SOLE	01	" 15,000 "
	ARCHSTONE-SMITH TST      	COM	039583109
" 13,288 "	" 244,809 "	SH		SOLE	01
" 244,809 "
	AT&T INC                 	COM	00206R102
" 2,248 "	" 57,000 "	SH		SOLE	01
" 57,000 "
	AVERY DENNISON CORP      	COM	053611109
" 1,208 "	" 18,800 "	SH		SOLE	01
" 18,800 "
	AVIS BUDGET GROUP        	COM	053774105
 423 	" 15,500 "	SH		SOLE	01	" 15,500 "
	BERKSHIRE HATHAWAY A     	COM	084670108
" 3,379 "	 31 	SH		SOLE	01	 31
	CATERPILLAR INC          	COM	149123101
" 1,877 "	" 28,000 "	SH		SOLE	01
" 28,000 "
	CIA VALE DO RIO DOCE     	COM	204412209
" 1,472 "	" 39,800 "	SH		SOLE	01
" 39,800 "
	COCA COLA COMPANY        	COM	191216100
" 1,200 "	" 25,000 "	SH		SOLE	01
" 25,000 "
	COLGATE PALMOLIVE        	COM	194162103
" 1,262 "	" 18,900 "	SH		SOLE	01
" 18,900 "
	DEVELOPERS DIV REAL      	COM	251591103
" 8,936 "	" 142,068 "	SH		SOLE	01
" 142,068 "
	DIGITAL REALTY TRUST     	COM	253868103
" 51,336 "	" 1,286,615 "	SH		SOLE	01
" 1,286,615 "
	DIRECTV GROUP INC        	COM	25459L106
" 1,403 "	" 60,823 "	SH		SOLE	01
" 60,823 "
	DOUGLAS EMMETT INC       	COM	25960P109
" 36,037 "	" 1,411,545 "	SH		SOLE	01
" 1,411,545 "
	DOW CHEMICAL             	COM	260543103
 881 	" 19,200 "	SH		SOLE	01	"
19,200 "
	DUPONT  DE NEMOURS       	COM	263534109
 638 	" 12,900 "	SH		SOLE	01	"
12,900 "
	EBAY INC                 	COM	278642103
" 1,558 "	" 47,000 "	SH		SOLE	01
	" 47,000 "
	EMBRAER EM BRAS AERO     	COM	29081M102
	 761 	" 16,600 "	SH		SOLE	01
	" 16,600 "
	ENSCO INTERNAT INC       	COM	26874Q100
	" 3,041 "	" 55,900 "	SH		SOLE
01	" 55,900 "
	FANNIE MAE               	COM	313586109
	" 1,976 "	" 36,200 "	SH		SOLE
01	" 36,200 "
	GENERAL ELECTRIC CO      	COM	369604103
	" 4,116 "	" 116,400 "	SH		SOLE
01	" 116,400 "
	GENTEX CORP              	COM	371901109
	" 1,745 "	" 107,400 "	SH		SOLE
01	" 107,400 "
	GENZYME CORPORATION      	COM	372917104
	" 1,062 "	" 17,700 "	SH		SOLE
01	" 17,700 "
	HARTFORD FIN SERV GP     	COM	416515104
" 1,338 "	" 14,000 "	SH		SOLE	01
" 14,000 "
	HOST HOTELS RESORTS      	COM	44107P104
" 45,020 "	" 1,711,138 "	SH		SOLE	01
" 1,711,138 "
	INTUIT INC               	COM	461202103
" 1,642 "	" 60,000 "	SH		SOLE	01
" 60,000 "
	JOHNSON AND JOHNSON      	COM	478160104
" 1,265 "	" 21,000 "	SH		SOLE	01
" 21,000 "
	KILROY REALTY CORP       	COM	49427F108
" 5,192 "	" 70,400 "	SH		SOLE	01
" 70,400 "
	KIMCO REALTY CORP        	COM	49446R109
" 37,256 "	" 764,381 "	SH		SOLE	01
" 764,381 "
	KITE REALTY GROUP        	COM	49803T102
" 4,048 "	" 202,917 "	SH		SOLE	01
" 202,917 "
	KROGER COMPANY           	COM	501044101
" 3,271 "	" 115,780 "	SH		SOLE	01
" 115,780 "
	LEGGETT & PLATT          	COM	524660107
 982 	" 43,300 "	SH		SOLE	01	"
43,300 "
	MEDIMMUNE INC            	COM	584699102
" 1,416 "	" 38,900 "	SH		SOLE	01
" 38,900 "
	MEDTRONIC INC            	COM	585055106
" 1,609 "	" 32,800 "	SH		SOLE	01
" 32,800 "
	MICROSOFT CORP           	COM	594918104
" 2,113 "	" 75,800 "	SH		SOLE	01
" 75,800 "
	NAT/WIDE FIN SERV  A     	COM	638612101
" 1,465 "	" 27,200 "	SH		SOLE	01
" 27,200 "
	NEWMONT MINING CORP      	COM	651639106
370 	" 8,800 "	SH		SOLE	01	"
8,800 "
	OAO GAZPROM NPV ADR      	COM	368287207
 419 	" 10,000 "	SH		SOLE	01	"
10,000 "

	ORACLE CORPORATION       	COM	68389X105
" 1,606 "	" 88,600 "	SH		SOLE	01
" 88,600 "
	PROLOGIS                 	COM	743410102
" 29,350 "	" 452,018 "	SH		SOLE	01
" 452,018 "
	QUALCOMM INC             	COM	747525103
" 1,578 "	" 37,000 "	SH		SOLE	01
" 37,000 "
	REALOGY CORP W/I         	COM	75605E100
" 1,147 "	" 38,750 "	SH		SOLE	01
" 38,750 "

	REGENCY CENTERS CORP     	COM	758849103
" 17,345 "	" 207,596 "	SH		SOLE	01
" 207,596 "
	SPDR TRUST SERIES 1	UNIT SER 1	78462F103
" 5,211 "	" 36,700 "	SH		SOLE	01
" 36,700 "
	SAMSUNG ELECT GDR        	COM	796050888
170 	 560 	SH		SOLE	01	 560
	SIMON PROPERTY GROUP     	COM	828806109
" 40,253 "	" 361,823 "	SH		SOLE	01
" 361,823 "
	SL GREEN REALTY CORP     	COM	78440X101
" 82,419 "	" 600,810 "	SH		SOLE	01
" 600,810 "
	SOUTHWEST AIRLINES       	COM	844741108
368 	" 25,000 "	SH		SOLE	01	"
25,000 "
	SPIRIT AEROSYS HLDG      	COM	848574109
478 	" 15,000 "	SH		SOLE	01	"
15,000 "
	SYMANTEC CORP            	COM	871503108
" 1,152 "	" 66,600 "	SH		SOLE	01
" 66,600 "
	TANGER FACTORY OUT       	COM	875465106
" 11,758 "	" 291,103 "	SH		SOLE	01
" 291,103 "
	TELLABS INC              	COM	879664100
 279 	" 28,212 "	SH		SOLE	01	"
28,212 "
	THOR INDUSTRIES INC      	COM	885160101
788 	" 20,000 "	SH		SOLE	01	"
20,000 "
	TIM PARTICIPACOES SA     	COM	88706P106
 244 	" 7,500 "	SH		SOLE	01	"
7,500 "
	TIME WARNER INC          	COM	887317105
" 3,721 "	" 188,700 "	SH		SOLE	01
" 188,700 "
	TITANIUM METALS CORP     	COM	888339207
" 2,142 "	" 59,700 "	SH		SOLE	01
" 59,700 "
	VORNADO REALTY TRUST     	COM	929042109
" 18,265 "	" 153,053 "	SH		SOLE	01
" 153,053 "
	W&T OFFSHORE INC         	COM	92922P106
 434 	" 15,000 "	SH		SOLE	01	"
15,000 "
	WAL-MART DE MEXICO       	COM	93114W107
298 	" 7,000 "	SH		SOLE	01	"
7,000 "
	WYNDHAM WORLD CORP       	COM	98310W108
" 1,059 "	" 31,000 "	SH		SOLE	01
" 31,000 "